Investments - Summary of Movement on Loan Allowance Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Allowance For Loan Losses [abstract]
Beginning balance	€ (138)	€ (165)
Addition charged to income statement	(76)	(35)
Reversal to income statement	5	3
Amounts written off	44	40
Net exchange differences		(1)
Other		20
Ending balance	€ (165)	€ (138)